Document and Entity Information	Dec. 22, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 22, 2021
Entity Registrant Name	ARCTOS NORTHSTAR ACQUISITION CORP.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40092
Entity Tax Identification Number	98-1563556
Entity Address, Address Line One	2021 McKinney Avenue, #200
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	972
Local Phone Number	918-3800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001829558
Capital Units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, andone-fourthof one redeemable warrant
Trading Symbol	ANAC.U
Security Exchange Name	NYSE
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	ANAC
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	ANAC WS
Security Exchange Name	NYSE